Income Taxes	12 Months Ended
Dec. 31, 2020
Entity Listings [Line Items]
Income Taxes

Note 9. Income Taxes

The Company’s financial statements include total net income (loss) before taxes of approximately $(2.0) million and $2.4 million for the years ended December 31, 2020 and 2019, respectively. The income tax provision consists of the following:

	December 31
	2020	2019
Federal
Current	$248,554	$547,749
Deferred	(648,423)	(40,546)
State and Local
Current	—	—
Deferred	—	—
Change in Valuation allowance	520,318	168,651
Income tax provision (benefit)	$120,449	$675,854

Reconciliations of the differences between the provision/(benefit) for income taxes and income taxes at the statutory U.S. federal income tax rate is as follows:

	2020		2019
	Amount	Percent of Pretax Income	Amount	Percent of Pretax Income
Current tax at U.S. statutory rate	$(414,970)	21.00%	$514,015	21.00%
Nondeductible/nontaxable items	885	-0.04%	2,436	0.10%
State taxes, net of federal benefit	-	0.00%	-	0.00%
State effect of perm items	-	0.00%	-	0.00%
Valuation allowance activity	520,318	-26.33%	168,651	6.89%
Deferred rate change	-	0.00%	-	0.00%
Federal payable true-up	16,652	-0.84%	(9,248)	-0.38%
Other	(2,436)	0.12%	1	0.00%
Total Income Tax Provision/(Benefit)	$120,449	-6.10%	$675,854	27.61%

The components of deferred tax assets and liabilities as of December 31, 2020 and 2019 are as follows:

	December 31
	2020	2019
Deferred tax assets:
Unrealized gain/loss	$—	$—
Start-up cost	833,978	313,660
Total deferred tax assets	833,978	313,660
Valuation allowance	(833,978)	(313,660)

Deferred tax liabilities
Unrealized gain/loss	—	(128,105)
Net Deferred tax assets/(liabilities), net of allowance	$—	$(128,105)

As of December 31, 2020 and 2019, the Company has concluded that it is more likely than not that the Company will not realize the benefit of its deferred tax assets associated with start-up costs. Start-up costs cannot be amortized against future operating income until a business combination has occurred. Therefore, a full valuation allowance has been established prior to the company completing a business combination, as future events such as business combinations cannot be considered when assessing the realizability of Deferred Tax Assets. In addition, a reliable forecast of trust investment income and start-up costs expected to be incurred in the period/s prior to a business combination or a dissolution and liquidation is not practicable. Accordingly, the net deferred tax assets have been fully reserved.

Landsea Homes [Member]
Entity Listings [Line Items]
Income Taxes

12.	Income Taxes

The Company reports income taxes on the consolidated income tax returns of Landsea Holdings since it has historically been a wholly owned subsidiary of Landsea Holdings. The income tax provision and related balances in these consolidated financial statements have been calculated as if the Company filed a separate tax return and was operating as a separate business from Landsea Holdings. Therefore, cash tax payments and items of current and deferred taxes may not be reflective of the Company’s actual tax balances.

The (benefit) provision for income taxes are as follows:

	Year Ended December 31,
	2020	2019	2018
	(dollars in thousands)
Current:
Federal	$833	$4,766	$8,372
State	1,104	2,505	3,779
Current tax provision	1,937	7,271	12,151

Deferred:
Federal	(3,602)	(705)	(5,442)
State	(1,416)	(407)	(2,096)
Deferred tax benefit	(5,018)	(1,112)	(7,538)

Total income tax (benefit) provision, net	$(3,081)	$6,159	$4,613

The provision for income taxes varies from the U.S. federal statutory rate. The following reconciliation shows the significant differences in the tax at statutory and effective rates:

	Year Ended December 31,
	2020	2019	2018
Federal income tax expense	21%	21%	21%
State income tax expense, net of federal tax effect	5.7	6.9	7.3
Permanent differences	(0.3)	0.1	—
Energy efficient home credit	5.6	(5.4)	—
Return to provision adjustment	(3.5)	(1.2)	(0.3)
Rate change	(3.2)	0.2	—
Change of valuation allowance	—	—	(16.8)
Effective tax rate	25.3%	21.6%	11.2%

The difference between the statutory tax rate and the effective tax rate for the year ended December 31, 2020 is primarily related to state income taxes net of federal income tax benefits, prior year true-ups, and the energy efficient home credit. The energy efficient home credit is an increase to our income tax benefit in 2020 compared to a decrease to our income tax expense in 2019. The difference between the statutory tax rate and the effective tax rate for the year ended December 31, 2019 is primarily related to state income taxes net of federal income tax benefits, partially offset by the energy efficient home credit. The difference between the statutory tax rate and the effective tax rate for the year ended December 31, 2018 is primarily related to the release of the valuation allowance and state income taxes, net of federal income tax benefits.

The Company recognizes the benefit of tax positions taken or expected to be taken in its tax returns in the consolidated financial statements when it is more likely than not that the position will be sustained upon examination by authorities. Recognized tax positions are measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. At December 31, 2020 and 2019, the Company did not have any gross uncertain tax positions or unrecognized tax benefits.

The Company classifies interest expense and penalties related to the underpayment of income taxes in the consolidated financial statements as income tax expense. As of December 31, 2020 and 2019, the Company recorded no accrued interest and penalties.

The Company files income tax returns in the U.S. federal jurisdiction and in the states of Arizona, California, Massachusetts, New Jersey, New York and Pennsylvania.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of the assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The tax effects of significant temporary differences that give rise to the deferred tax assets, net of deferred tax liabilities, are as follows:

	December 31,
	2020	2019
	(dollars in thousands)
Deferred tax assets
Accrued expenses	$15,208	$12,306
Lease liability	1,748	1,869
Allowance, reserves, and other	225	526
Net operating loss and credit carryforward	25	21
Deferred tax asset	17,206	14,722

Deferred tax liabilities
Right-of-use asset	(1,635)	(1,762)
Basis difference in fixed assets and intangible assets	(1,457)	(274)
Basis difference in investments	(866)	(4,462)
Deferred tax liability	(3,958)	(6,498)

Net deferred tax asset	$13,248	$8,224

Based on the Company’s policy on deferred tax valuation allowances as discussed in Note 2 - Summary of Significant Accounting Policies and its analysis of positive and negative evidence, management believed that there was enough evidence for the Company to conclude that it was likely to realize all of its deferred tax asset as of December 31, 2020.

At December 31, 2020, the Company had no federal NOL carryforwards, and various state NOL carryforwards totaling $0.4 million. The state NOLs may be carried forward up to 20 years to offset future taxable income and begin to expire in 2035.

The statute of limitations is three years for federal income tax purposes, four years for state income tax purposes. The Company’s federal and state tax returns from 2013 and forward are open under statute due to losses claimed in those periods utilized in 2018 and 2017.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was signed into law. The CARES Act, among other things, includes certain income tax provisions for individuals and corporations; however, these benefits do not impact the Company’s current tax provision.